Advances from the Federal Home Loan Bank (Details) - Schedule of advances from the federal home loan bank $ in Thousands	Jun. 30, 2022 USD ($)
Schedule Of Advances From The Federal Home Loan Bank Abstract
2023	$ 26,680
2024	3,659
2025	3,643
2026	31
2027	22
2028	16
2029	11
2030-2033	4
Advances from the Federal Home Loan Bank	$ 34,066